Segment reporting (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Dec. 31, 2018 CNY (¥) segment	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Number of operating segments | segment	2	2
Net revenues	$ 67,197,987	¥ 462,019,759	¥ 362,331,754	¥ 258,289,947
Operating income/(loss)	(380,937)	(2,619,131)	(835,476)	(1,251,653)
Total other income/(expense)		245,453	956,436	(630,248)
Income/(loss) before tax	$ (345,236)	(2,373,678)	120,960	(1,881,901)
Operating segments
Net revenues		461,063,511	361,495,215	257,470,460
Operating income/(loss)		1,912,565	2,885,596	1,599,070
Inter-segment
Net revenues		(1,103,943)	(546,667)	(223,300)
Unallocated items
Net revenues		956,248	836,539	819,487
Operating income/(loss)		(4,531,696)	(3,721,072)	(2,850,723)
JD Retail | Operating segments
Net revenues		447,502,173	356,020,374	254,396,326
Operating income/(loss)		7,049,222	4,956,264	2,269,500
New Businesses | Operating segments
Net revenues		14,665,281	6,021,508	3,297,434
Operating income/(loss)		¥ (5,136,657)	¥ (2,070,668)	¥ (670,430)